UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	May 10, 2010


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	372,247



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    11890   1076007 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    24579    561675 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     56759       466 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     10759    132390 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    21829   1218132 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5245     95368 SH         SOLE          SOLE
COINSTAR, INC.			COM   19259P300      3250    100000 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     29414   1636852 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      1592    357800 SH         SOLE          SOLE
GLOBAL PARTNERS			COM   37946R109       233     10400 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     30659    958081 SH         SOLE          SOLE
KINDER MORGAN ENERGY PARTNERS	COM   494550106       200      3058 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     31842    420580 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     28894     77121 SH         SOLE          SOLE
PENN NATIONAL GAMING, INC.	COM   707569109      4728    170000 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       713     12500 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       185     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       236      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     15367    713752 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      5745    126069 SH         SOLE          SOLE
RYANAIR HOLDINGS PLC-SP ADR	COM   783513104     19907    732675 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       248      7667 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       770     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105     22618     92880 SH         SOLE          SOLE
TECHNE CORP COM			COM   878377100     15661    246320 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      8445    280000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    19908    609371 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       571     12080 SH         SOLE          SOLE
                                                   372247